Note 6 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued payroll expenses	$ 604,761	$ 339,004
Accrued interest expense	282,724	173,576
Accrued general and administrative expenses	119,750	187,311
Accrued commissions	239,313	76,130
Other accrued expenses	456,377	524,399
Total	$ 1,702,925	$ 1,300,420